CONDENSED CONSOLIDATED BALANCE SHEETS $ in Thousands	Sep. 30, 2022 USD ($)
Current assets
Cash and cash equivalents	$ 1,317
Accounts receivable, net	1,422
Inventories	5,682
Prepaid expenses and other current assets	3,464
Amount due from a related party	103
Total current assets	11,988
Restricted cash, non-current	250
Property and equipment, net	1,942
Security deposits	209
Intangible assets, net	1,859
Goodwill	4,271
Total assets	20,519
Current liabilities
Accounts payable	1,245
Accrued liabilities	594
Advance from customers	1,124
Deferred revenue	477
Warranty reserve	325
Long-term borrowing, current portion	25
Total current liabilities	3,790
Long-term borrowings	148
Total liabilities	3,938
Commitments and contingencies (Note 10)
Equity
Common stock, par $0.0004, 450,000,000 shares authorized, 20,185,625 and 17,500,000 shares issued and outstanding as of September 30, 2022 and December 31, 2021, respectively*	8	[1]
Additional paid in capital	40,607
Accumulated deficit	(24,034)
Total equity	16,581
Total liabilities and equity	$ 20,519

[1]	The shares are presented on a retrospective basis to reflect the Company’s stock split (Note 7)